Subsequent Events (Narrative) (Details) (USD $)	9 Months Ended		12 Months Ended		191 Months Ended	0 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jul. 31, 2013 Convertible Note - Magna Group Affiliate Fund, Hanover Holdings I, LLC	Jul. 31, 2013 Subsequent Event Convertible Note - Magna Group Affiliate Fund, Hanover Holdings I, LLC
Debt instrument, Face Amount			$ 480,624		$ 480,624	$ 405,000	$ 405,000
Debt instrument conversion terms						The note is convertible ninety days after issuance, at the holder’s option, into shares of common stock of the Company at $0.2325 per share.	The Company has the right at any time to redeem all, but not less than all, of the total outstanding amount then remaining under the convertible note in cash at a price equal to 120% of the total amount of the convertible note then outstanding. In the event of default, the note has a default interest rate of 18% per annum and customary event default provisions.
Interest rate on debt						8.00%	8.00%
Proceeds from convertible note	$ 300,000					$ 300,000	$ 300,000
Debt maturity date						Jan. 27, 2014	Jan. 27, 2014
Debt conversion per share							$ 0.2325
Debt conversion period							The note is convertible ninety days after issuance, at the holder’s option, into shares of common stock of the Company
Debt instrument payment term							Under terms of the note, the principal amount of $405,000 will be reduced to the purchase price of $300,000 if the Company meets all of their filing obligations. If the Company files a registration statement covering the resale of all of the shares issued or issuable upon conversion of the convertible note with the Securities and Exchange Commission (“SEC”) on or before September 3, 2013, $30,000 of the outstanding principal amount, together with any accrued and unpaid interest with respect to such portion of the principal amount, will be extinguished. If the registration statement is declared effective by the SEC by October 14, 2013 then a further $75,000 of the outstanding principal amount, together with any accrued and unpaid interest with respect to such portion of the principal amount, will be extinguished.